Schedule of Financial Income (expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Revaluation of derivative	$ 7
Revaluation investment in marketable securities	49	33
Other	10	28
Financial income	66	61
Exchange rate differences		65
Other	9	7
Financial expense	$ 9	$ 72